STOCK-BASED COMPENSATION - Summary of Share Grant Activity (Details) - Share Grant Plans - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2015
Share Grants (number of common shares)
Outstanding, beginning (in shares)	1,407,294	1,782,376
Vested and issued (in shares)	(335,669)	(348,678)
Granted (in shares)		1,092
Forfeited (in shares)	(46,481)	(27,496)
Outstanding, ending (in shares)	1,025,144	1,407,294
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Granted (in dollars per share)		0	$ 20.50
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50